Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carryforwards			$ 93,000
Percentage of statutory rate	21.00%
Income tax expense	$ 36		$ 35	$ 94